GENERAL (Schedule of Intangible Assets) (Details) - ESC BAZ Ltd. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 02, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 501
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 190	190
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			164	164
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 147	$ 147